Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Registrant Name	Innventure, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42303
Entity Tax Identification Number	93-4440048
Entity Address, Address Line One	6900 Tavistock Lakes Blvd, Suite 400
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32827
City Area Code	321
Local Phone Number	209-6787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	INV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0002001557
Amendment Flag	false